Operating Lease (Details) - Schedule of weighted average remaining lease terms and discount rates	Jun. 30, 2021	Jun. 30, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	6 years 4 months 24 days	3 years 3 months 18 days
Weighted average discount rate	4.75%	4.75%